Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Gain on sale and leaseback (Note 12)	$ 29,296	$ 32,175	$ 8,275
Gain on sale of rotable spare parts, furniture and equipment and others	6,817	1,458	3,540
Other income	186,143	172,811	42,895
Other operating income	$ 222,256	$ 206,444	$ 54,710